Cover	Aug. 25, 2023
Cover [Abstract]
Entity Registrant Name	FG Merger Corp.
Entity Central Index Key	0001906133
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Aug. 25, 2023
Entity Ex Transition Period	false
Entity File Number	001-41309
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	810-7706
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ICCT
Security Exchange Name	NASDAQ